Management of financial risk - Trade receivables and contract assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loss allowance
Loss allowance	¥ 19,881	¥ 11,452
Credit risk
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	5.04%	3.55%
Gross carrying amount of trade receivables	¥ 738,004	¥ 274,166
Gross carrying amount of contract assets of implementation service	173,292	95,848
Loss allowance
Loss allowance	45,944	13,128
Credit risk | related parties
Disclosure of nature and extent of risks arising from financial instruments
Gross carrying amount of trade receivables	283,186	¥ 145,468
Gross carrying amount of contract assets of implementation service	¥ 12,758
Credit risk | Expected to be recognized within one year
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	4.93%	2.32%
Gross carrying amount of trade receivables	¥ 441,632	¥ 124,191
Gross carrying amount of contract assets of implementation service	113,386	82,791
Loss allowance
Loss allowance	¥ 27,335	¥ 4,795
Credit risk | Expected to be recognized in one to two years
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	13.80%	9.71%
Gross carrying amount of trade receivables	¥ 6,845	¥ 1,499
Gross carrying amount of contract assets of implementation service	37,014	6,749
Loss allowance
Loss allowance	¥ 6,054	¥ 801
Credit risk | Expected to be recognized in two to three years
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	26.37%	25.00%
Gross carrying amount of trade receivables	¥ 1,808	¥ 193
Gross carrying amount of contract assets of implementation service	3,001	643
Loss allowance
Loss allowance	¥ 1,268	¥ 209
Credit risk | Expected to be recognized beyond three years
Disclosure of nature and extent of risks arising from financial instruments
Expected loss rate	96.75%	86.36%
Gross carrying amount of trade receivables	¥ 4,533	¥ 2,815
Gross carrying amount of contract assets of implementation service	7,133	5,665
Loss allowance
Loss allowance	11,287	7,323
Credit risk | Trade receivables
Loss allowance
Loss allowance	27,881	3,636
Credit risk | Trade receivables | Expected to be recognized within one year
Loss allowance
Loss allowance	21,028	647
Credit risk | Trade receivables | Expected to be recognized in one to two years
Loss allowance
Loss allowance	1,823	126
Credit risk | Trade receivables | Expected to be recognized in two to three years
Loss allowance
Loss allowance	518	48
Credit risk | Trade receivables | Expected to be recognized beyond three years
Loss allowance
Loss allowance	4,512	2,815
Credit risk | Contract assets of implementation service
Loss allowance
Loss allowance	18,063	9,492
Credit risk | Contract assets of implementation service | Expected to be recognized within one year
Loss allowance
Loss allowance	6,307	4,148
Credit risk | Contract assets of implementation service | Expected to be recognized in one to two years
Loss allowance
Loss allowance	4,231	675
Credit risk | Contract assets of implementation service | Expected to be recognized in two to three years
Loss allowance
Loss allowance	750	161
Credit risk | Contract assets of implementation service | Expected to be recognized beyond three years
Loss allowance
Loss allowance	¥ 6,775	¥ 4,508